Average Annual Total Returns - FidelityBlueChipGrowthK6Fund-PRO - FidelityBlueChipGrowthK6Fund-PRO - Fidelity Blue Chip Growth K6 Fund	Sep. 29, 2023
Fidelity Blue Chip Growth K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(37.84%)
Past 5 years	10.63%
Since Inception	12.04%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Since Inception	12.33%	[1]

[1]	AFrom May 25, 2017.